Schedule of investments
Delaware Ivy VIP International Core Equity
September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 95.30%Δ
Australia − 1.27%
Newcrest Mining	492,802	$ 5,410,570
		5,410,570
Austria − 1.00%
Mondi	279,334	4,291,252
		4,291,252
Brazil − 4.11%
Banco do Brasil	1,312,411	9,354,640
MercadoLibre †	9,899	8,194,194
		17,548,834
Canada − 7.60%
Canada Goose Holdings †	313,927	4,784,248
Canadian Pacific Railway	143,790	9,598,491
Dollarama	152,804	8,772,112
Suncor Energy	330,030	9,293,928
		32,448,779
China − 5.94%
H World Group ADR	270,324	9,066,667
JD.com ADR	168,132	8,457,040
SITC International Holdings	738,000	1,353,444
Tencent Holdings	191,700	6,474,920
		25,352,071
China/Hong Kong − 5.89%
China Mengniu Dairy †	1,048,000	4,142,854
Li Ning	1,144,000	8,680,539
Prosus	92,604	4,817,873
ZTO Express Cayman ADR	313,124	7,524,370
		25,165,636
Denmark − 3.99%
Ambu Class B *	138,131	1,200,227
AP Moller - Maersk Class A	1,121	1,980,541
AP Moller - Maersk Class B	1,924	3,496,348
Genmab †	32,180	10,352,425
		17,029,541
France − 12.97%
Airbus	101,810	8,776,061
BNP Paribas	151,627	6,404,612
Capgemini	48,806	7,813,867
L'Oreal	6,816	2,179,362
LVMH Moet Hennessy Louis Vuitton	7,351	4,333,964
Thales	71,027	7,826,748
TotalEnergies *	229,743	10,778,297
Vinci	89,915	7,270,597
		55,383,508
Germany − 11.09%
adidas AG	45,549	5,236,369
	Number of shares	Value (US $)
Common StocksΔ (continued)
Germany (continued)
Bayer	168,036	$ 7,742,182
Deutsche Telekom	526,286	8,958,269
HeidelbergCement	102,205	4,037,523
HelloFresh †	183,203	3,834,791
RWE	205,373	7,548,692
SAP	65,751	5,358,389
Siemens	47,796	4,671,718
		47,387,933
Hong Kong − 1.52%
Prudential	664,000	6,498,990
		6,498,990
India − 0.75%
NTPC	1,651,156	3,224,811
		3,224,811
Japan − 9.07%
Inpex *	795,100	7,415,967
ORIX	387,151	5,423,619
Seven & i Holdings	201,400	8,090,245
Subaru	365,623	5,525,421
Terumo	118,461	3,329,965
Tokio Marine Holdings	503,622	8,950,939
		38,736,156
Netherlands − 3.72%
ING Groep	693,944	5,946,009
Shell	399,004	9,952,406
		15,898,415
Norway − 1.40%
DNB Bank	376,917	5,980,944
		5,980,944
Republic of Korea − 3.77%
LG	119,831	6,146,695
Samsung Electronics	271,015	9,951,468
		16,098,163
Spain − 1.47%
Banco Bilbao Vizcaya Argentaria	1,396,127	6,262,810
		6,262,810
Switzerland − 2.55%
Alcon	71,033	4,132,700
Roche Holding	20,821	6,777,918
		10,910,618
Taiwan − 1.89%
Taiwan Semiconductor Manufacturing	608,000	8,059,279
		8,059,279
NQ-IV085 [9/22] 11/22 (2605371)    1

Schedule of investments
Delaware Ivy VIP International Core Equity   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United Kingdom − 10.64%
AstraZeneca	40,112	$ 4,409,492
AstraZeneca ADR	135,690	7,441,240
Haleon †	1,369,119	4,268,865
Haleon ADR †	55,898	340,419
HSBC Holdings	1,636,262	8,472,337
Legal & General Group	2,212,977	5,282,333
Reckitt Benckiser Group	130,962	8,680,380
Tesco	2,851,837	6,545,171
		45,440,237
United States − 4.66%
Schlumberger	228,322	8,196,760
Schneider Electric	48,588	5,488,053
Stellantis	527,678	6,240,768
		19,925,581
Total Common Stocks (cost $515,096,675)		407,054,128

Short-Term Investments – 3.77%
Money Market Mutual Funds – 3.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.76%)	4,021,689	4,021,689
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.74%)	4,021,689	4,021,689
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.98%)	4,021,689	4,021,689
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.80%)	4,021,689	4,021,689
Total Short-Term Investments (cost $16,086,756)		16,086,756
Total Value of Securities Before Securities Lending Collateral−99.07% (cost $531,183,431)		423,140,884

	Number of shares	Value (US $)

Securities Lending Collateral – 1.50%
Money Market Mutual Fund − 1.50%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	6,424,005	$ 6,424,005
Total Securities Lending Collateral (cost $6,424,005)		6,424,005
Total Value of Securities−100.57% (cost $537,607,436)		429,564,889■
Obligation to Return Securities Lending Collateral — (1.50%)	(6,424,005)
Receivables and Other Assets Net of Liabilities — 0.93%	3,993,233
Net Assets Applicable to 35,796,236 Shares Outstanding — 100.00%	$427,134,117
Summary of abbreviations:
ADR - American Depositary Receipt
AG - Aktiengesellschaft

2    NQ-IV085 [9/22] 11/22 (2605371)

(Unaudited)
The following foreign currency exchange contracts were outstanding at September 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	BRL	(298,595)	USD	55,514	10/4/22	$221	$—
BNYM	EUR	(143,412)	USD	140,396	10/3/22	—	(184)
Total Foreign Currency Exchange Contracts						$221	$(184)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $30,967,742 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $27,147,951.
Summary of abbreviations:
BNYM – Bank of New York Mellon
Summary of currencies:
BRL – Brazilian Real
EUR – European Monetary Unit
USD – US Dollar
NQ-IV085 [9/22] 11/22 (2605371)    3